FINANCIAL INSTRUMENTS (Details 20) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Debtor	Dec. 31, 2020 USD ($) Debtor
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	2,690	2,359
Trade receivables | $	$ 834,686	$ 653,216
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	676	547
Trade receivables | $	$ 36,011	$ 21,502
Percentage of trade receivables	4.31%	3.29%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	100	51
Trade receivables | $	$ 965	$ 474
Percentage of trade receivables	0.12%	0.07%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	53	52
Trade receivables | $	$ 361	$ 96
Percentage of trade receivables	0.04%	0.01%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	30	12
Trade receivables | $	$ 87	$ 636
Percentage of trade receivables	0.01%	0.10%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	49	7
Trade receivables | $	$ 13	$ 11
Percentage of trade receivables	0.00%	0.00%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	2	2
Trade receivables | $	$ 1	$ 70
Percentage of trade receivables	0.00%	0.01%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	2	3
Trade receivables | $	$ 2	$ 72
Percentage of trade receivables	0.00%	0.01%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	1	7
Trade receivables | $	$ 1	$ 299
Percentage of trade receivables	0.00%	0.05%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	67	81
Trade receivables | $	$ 5,516	$ 5,036
Percentage of trade receivables	0.67%	0.78%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | Debtor	1,710	1,597
Trade receivables | $	$ 791,729	$ 625,020
Percentage of trade receivables	94.85%	95.68%